FAIR VALUE MEASUREMENTS, Impaired Loans (FY) (Details) $ in Thousands	Jun. 30, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) Loan
Discounted Cash Flows Method [Member]
Impaired loans [Abstract]
Number of impaired loans | Loan	9	9		10
Impaired loans	$ 1,800	$ 1,900		$ 3,300
Fair Value of Collateral Method [Member]
Impaired loans [Abstract]
Number of impaired loans | Loan	23	29		33
Impaired loans	$ 2,500	$ 4,200		$ 3,800
Nonrecurring [Member]
Impaired loans [Abstract]
Impaired loans	1,436	1,621		1,915
Nonrecurring [Member] | Level 2 [Member]
Impaired loans [Abstract]
Impaired loans	0	0		0
Carrying value of impaired loans before allocations	0	0	$ 0	0
Specific valuation allowance allocations	0	0	0	0
Carrying value of impaired loans after allocations	0	0	0	0
Nonrecurring [Member] | Level 3 [Member]
Impaired loans [Abstract]
Impaired loans	1,436	1,621		1,915
Carrying value of impaired loans before allocations	1,685	1,768	1,789	2,829
Specific valuation allowance allocations	(249)	(248)	(247)	(914)
Carrying value of impaired loans after allocations	$ 1,436	$ 1,520	$ 1,542	$ 1,915